SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18 – SUBSEQUENT EVENTS

A.
On March 16, 2017, after the balance sheet date, and following the effectiveness of the registration of the securities of the Company for trade, the Company's General Meeting adopted an Amended and restated Articles of Association of the Company and approved the conversion of all preferred shares into ordinary shares (total of 3,333,471 shares). See also Note 10 above.